NOTE 10 - PENSION PLANS (Detail) - Schedule of Assumptions Used	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Discount rate	3.50%	4.50%
Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Expected return on plan assets	7.00%	7.00%